Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,083,184.91
Total Fee Amount	8,297.49
Total Offset Amount	0.00
Net Fee	$ 8,297.49
Offering Table N/A
Offset Table N/A	N/A